Cover	May 07, 2023
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Amendment Description	In a Current Report on Form 8-K filed with the Securities and Exchange Commission on May 10, 2023, Woodward Inc. (the “Company”) previously announced the election of Mary D. Petryszyn and Tana L. Utley to serve on the Board of Directors of the Company (the “Board”), effective June 1, 2023. At such time, Ms. Petryszyn and Ms. Utley had not yet been appointed to any committees of the Board. This Current Report on Form 8-K/A is being filed solely to report on the respective appointments of Ms. Petryszyn and Ms. Utley to committees of the Board.
Document Period End Date	May 07, 2023
Entity File Number	000-8408
Entity Registrant Name	WOODWARD, INC.
Entity Central Index Key	0000108312
Entity Tax Identification Number	36-1984010
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	1081 Woodward Way
Entity Address, City or Town	Fort Collins
Entity Address, State or Province	CO
Entity Address, Postal Zip Code	80524
City Area Code	970
Local Phone Number	482-5811
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.001455
Trading Symbol	WWD
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false